Income (expense) from investments (Tables)	12 Months Ended
Dec. 31, 2020
Income (expense) from investments
Schedule of other gain (loss) from investments	Other gain (loss) from investments

(€ million)	2020	2019	2018
Dividends	150	247	231
Net gain (loss) on disposals		19	22
Other net income (expense)	(75)	15	910
	75	281	1,163